UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Aggressive Growth

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Aggressive Growth	20.38%	-7.36%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Aggressive Growth Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap® Growth Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Aggressive Growth Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the year ending November 30, 2003, the fund gained 20.38%, falling short of the 32.64% mark posted by the Russell Midcap® Growth Index and the 26.65% return of the LipperSM Mid-Cap Funds Average. The fund's relatively large cash position and an underweighting in technology hurt returns in a period of strongly advancing share prices. Within technology, a significant underweighting in semiconductors and semiconductor equipment was particularly damaging. Topping the list of detractors on an absolute basis and relative to the index was wireless infrastructure holding Ericsson. Delays in spending for 3G, or third-generation, wireless technology caused problems for this stock. Also hurting performance was oil services provider Weatherford International, which suffered as energy companies postponed funding for major exploration projects. Intel was one of the fund's top contributors on an absolute basis and compared with the index. The stock was helped by the rapid adoption of the company's new Centrino chipset for wireless computing. Biotechnology holding Genentech also helped performance, its share price benefiting from the Food and Drug Administration's approval of Avastin, the company's treatment for colorectal cancer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	2.8	1.2
Lexmark International, Inc. Class A	2.0	0.6
Biogen Idec, Inc.	1.7	0.2
Biomet, Inc.	1.6	1.4
Caremark Rx, Inc.	1.6	0.7
Cisco Systems, Inc.	1.3	0.0
Nextel Communications, Inc. Class A	1.2	1.0
Microchip Technology, Inc.	1.2	0.3
Siebel Systems, Inc.	1.2	0.2
Starbucks Corp.	1.1	0.9
	15.7
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.5	16.7
Health Care	24.8	23.1
Consumer Discretionary	19.8	17.0
Industrials	8.5	8.3
Energy	3.7	5.1
Asset Allocation (% of fund's net assets)
As of November 30, 2003 *		As of May 31, 2003 **
	Stocks and Investment Companies 97.5%		Stocks, Investment Companies and Equity Futures 85.7%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	6.2%	** Foreign investments	1.9%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 0.2%
Gentex Corp.	169,000	$ 7,122
Lear Corp. (a)	93,800	5,547
		12,669
Automobiles - 0.3%
Harley-Davidson, Inc.	316,200	14,915
Hotels, Restaurants & Leisure - 5.5%
Brinker International, Inc. (a)	833,400	27,136
California Pizza Kitchen, Inc. (a)	340,600	6,301
Darden Restaurants, Inc.	988,900	20,480
Harrah's Entertainment, Inc.	244,200	11,690
Hilton Hotels Corp.	821,700	13,443
International Game Technology	1,160,900	40,272
Mandalay Resort Group	101,200	4,347
Marriott International, Inc. Class A	257,900	11,820
McDonald's Corp.	740,100	18,969
Outback Steakhouse, Inc.	217,900	9,751
Starbucks Corp. (a)	1,844,900	59,166
Station Casinos, Inc.	251,600	7,845
Sunterra Corp. (a)	221,300	2,213
The Cheesecake Factory, Inc. (a)	394,200	17,093
Wendy's International, Inc.	151,600	5,887
Yum! Brands, Inc. (a)	909,300	31,362
		287,775
Household Durables - 1.1%
Black & Decker Corp.	353,100	16,380
Harman International Industries, Inc.	114,900	15,657
Maytag Corp.	371,600	9,825
Mohawk Industries, Inc. (a)	147,800	10,653
Ryland Group, Inc.	46,900	4,322
		56,837
Internet & Catalog Retail - 0.1%
Overstock.com, Inc. (a)	162,400	2,568
Leisure Equipment & Products - 0.4%
Brunswick Corp.	100,300	3,014
Mattel, Inc.	566,700	11,470
Polaris Industries, Inc.	60,300	5,196
		19,680
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A (a)	916,500	$ 18,990
E.W. Scripps Co. Class A	252,700	23,264
Entercom Communications Corp. Class A (a)	91,640	4,234
Fox Entertainment Group, Inc. Class A (a)	815,500	23,283
Gannett Co., Inc.	147,000	12,730
Getty Images, Inc. (a)	202,100	8,771
Lamar Advertising Co. Class A (a)	131,300	4,622
Pixar (a)	201,700	14,141
Radio One, Inc. Class D (non-vtg.) (a)	160,300	2,804
The New York Times Co. Class A	260,200	11,943
Viacom, Inc. Class B (non-vtg.)	69,400	2,729
Westwood One, Inc. (a)	353,040	10,718
		138,229
Multiline Retail - 1.3%
99 Cents Only Stores (a)	73,200	2,028
Big Lots, Inc. (a)	492,440	7,219
Dollar General Corp.	309,100	6,528
Dollar Tree Stores, Inc. (a)	604,000	19,177
Family Dollar Stores, Inc.	484,300	18,684
Fred's, Inc. Class A	172,181	5,742
Tuesday Morning Corp. (a)	240,800	7,696
		67,074
Specialty Retail - 7.5%
Abercrombie & Fitch Co. Class A (a)	316,900	9,301
Aeropostale, Inc. (a)	77,900	2,430
AutoZone, Inc. (a)	459,200	43,927
Best Buy Co., Inc.	259,900	16,114
Chico's FAS, Inc. (a)	569,300	21,850
Christopher & Banks Corp.	502,126	13,583
Circuit City Stores, Inc.	241,100	3,139
Foot Locker, Inc.	170,400	3,766
Hot Topic, Inc. (a)	69,225	2,063
Jo-Ann Stores, Inc. (a)	95,100	1,907
Michaels Stores, Inc.	447,200	21,130
PETsMART, Inc.	895,600	21,638
Pier 1 Imports, Inc.	182,500	4,654
RadioShack Corp.	1,010,000	31,462
Ross Stores, Inc.	633,488	34,702
Select Comfort Corp. (a)	724,300	19,491
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. (a)	2,146,800	$ 58,286
Talbots, Inc.	72,800	2,386
TJX Companies, Inc.	1,856,500	41,938
Weight Watchers International, Inc. (a)	582,000	21,499
Williams-Sonoma, Inc. (a)	520,600	18,762
		394,028
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	869,900	34,657
Kenneth Cole Productions, Inc. Class A	85,100	2,544
NIKE, Inc. Class B	84,000	5,649
		42,850
TOTAL CONSUMER DISCRETIONARY		1,036,625
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	297,100	6,135
Constellation Brands, Inc. Class A (a)	160,100	5,525
Pepsi Bottling Group, Inc.	515,800	11,905
PepsiCo, Inc.	96,300	4,634
		28,199
Food & Staples Retailing - 0.8%
CVS Corp.	14,000	524
Performance Food Group Co. (a)	303,200	11,919
Walgreen Co.	152,900	5,628
Whole Foods Market, Inc.	354,000	23,254
		41,325
Food Products - 1.6%
Dean Foods Co. (a)	1,036,500	34,008
Del Monte Foods Co. (a)	267,700	2,562
Dreyer's Grand Ice Cream Holdings, Inc.	178,900	13,856
Hershey Foods Corp.	260,300	20,225
McCormick & Co., Inc. (non-vtg.)	419,200	12,027
Wm. Wrigley Jr. Co.	14,900	821
		83,499
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Alberto-Culver Co. Class B	453,300	$ 27,683
TOTAL CONSUMER STAPLES		180,706
ENERGY - 3.7%
Energy Equipment & Services - 2.1%
BJ Services Co. (a)	24,900	794
Cooper Cameron Corp. (a)	462,000	20,055
ENSCO International, Inc.	268,700	6,798
Halliburton Co.	99,300	2,319
Nabors Industries Ltd. (a)	149,800	5,561
Noble Corp. (a)	255,200	8,825
Patterson-UTI Energy, Inc. (a)	413,400	11,877
Smith International, Inc. (a)	614,720	23,077
Weatherford International Ltd. (a)	984,805	32,282
		111,588
Oil & Gas - 1.6%
Apache Corp.	59,350	4,261
Burlington Resources, Inc.	415,000	20,833
Devon Energy Corp.	85,987	4,244
EOG Resources, Inc.	178,300	7,478
Murphy Oil Corp.	285,400	17,104
Pioneer Natural Resources Co. (a)	648,900	18,403
Teekay Shipping Corp.	221,300	11,138
Valero Energy Corp.	20,000	862
		84,323
TOTAL ENERGY		195,911
FINANCIALS - 3.7%
Capital Markets - 1.8%
Ameritrade Holding Corp. (a)	960,200	12,070
Bank of New York Co., Inc.	166,400	5,105
Eaton Vance Corp. (non-vtg.)	369,100	13,417
Federated Investors, Inc. Class B (non-vtg.)	648,500	18,644
Investors Financial Services Corp.	40,200	1,483
Legg Mason, Inc.	234,700	18,708
Lehman Brothers Holdings, Inc.	106,150	7,665
SEI Investments Co.	155,180	4,353
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	170,100	$ 7,151
Waddell & Reed Financial, Inc. Class A	332,600	7,347
		95,943
Commercial Banks - 1.1%
Fifth Third Bancorp	255,700	14,864
North Fork Bancorp, Inc., New York	170,900	6,824
Popular, Inc.	181,800	8,574
Sumitomo Mitsui Financial Group, Inc.	1,235	6,034
Synovus Financial Corp.	643,600	18,446
		54,742
Consumer Finance - 0.1%
SLM Corp.	110,200	4,092
Insurance - 0.4%
Berkshire Hathaway, Inc. Class A (a)	223	18,676
Real Estate - 0.0%
Corrections Corp. of America (a)	338	9
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	465,366	18,079
TOTAL FINANCIALS		191,541
HEALTH CARE - 24.8%
Biotechnology - 7.0%
Affymetrix, Inc. (a)	78,000	1,924
Alkermes, Inc. (a)	142,300	1,861
Amylin Pharmaceuticals, Inc. (a)	406,300	10,633
Biogen Idec, Inc. (a)	2,369,250	90,458
Celgene Corp. (a)	398,100	18,205
Cephalon, Inc. (a)	196,600	9,238
Charles River Laboratories International, Inc. (a)	314,000	10,189
Genelabs Technologies, Inc. (a)	1,488,000	2,827
Genentech, Inc. (a)	1,742,400	146,893
Genzyme Corp. - General Division (a)	57,400	2,683
Harvard Bioscience, Inc. (a)	405,300	2,918
ICOS Corp. (a)	95,900	4,335
ImClone Systems, Inc. (a)	310,000	12,183
Invitrogen Corp. (a)	148,400	10,116
Medarex, Inc. (a)	282,700	1,922
Neurocrine Biosciences, Inc. (a)	38,500	2,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Protein Design Labs, Inc. (a)	2,403,300	$ 33,310
QIAGEN NV (a)	240,500	2,658
Trimeris, Inc. (a)	222,600	5,082
		369,469
Health Care Equipment & Supplies - 5.6%
Arthrocare Corp. (a)	256,700	6,315
Beckman Coulter, Inc.	134,700	6,890
Becton, Dickinson & Co.	201,900	8,082
Biomet, Inc.	2,394,100	85,637
C.R. Bard, Inc.	270,000	20,412
Cytyc Corp. (a)	321,600	4,145
DENTSPLY International, Inc.	546,200	24,595
Edwards Lifesciences Corp. (a)	728,500	21,942
Fisher Scientific International, Inc. (a)	538,600	21,689
Guidant Corp.	15,030	853
I-Stat Corp. (a)	86,400	1,089
Inverness Medical Innovations, Inc. (a)	190,800	4,522
Medtronic, Inc.	838,746	37,911
ResMed, Inc. (a)	58,800	2,293
Steris Corp. (a)	94,600	2,188
VISX, Inc. (a)	102,400	2,507
Zimmer Holdings, Inc. (a)	615,900	40,600
		291,670
Health Care Providers & Services - 7.9%
Accredo Health, Inc. (a)	341,600	10,624
Aetna, Inc.	270,600	17,421
AmerisourceBergen Corp.	267,500	16,930
Andrx Corp. (a)	223,300	4,904
Apria Healthcare Group, Inc. (a)	266,800	7,233
Caremark Rx, Inc. (a)	3,182,900	84,983
Cerner Corp. (a)	126,400	5,641
Community Health Systems, Inc. (a)	650,600	17,618
Coventry Health Care, Inc. (a)	345,100	20,671
DaVita, Inc. (a)	41,600	1,588
HCA, Inc.	155,600	6,521
Health Management Associates, Inc. Class A	1,275,100	32,770
Henry Schein, Inc. (a)	170,600	11,480
Humana, Inc. (a)	287,200	6,413
IMS Health, Inc.	765,500	17,629
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Inveresk Research Group, Inc. (a)	478,800	$ 10,538
Laboratory Corp. of America Holdings (a)	170,600	6,162
Lincare Holdings, Inc. (a)	191,000	5,698
McKesson Corp.	428,700	12,518
Medco Health Solutions, Inc. (a)	13,229	482
PacifiCare Health Systems, Inc. (a)	34,300	2,233
Patterson Dental Co. (a)	102,500	6,980
Priority Healthcare Corp. Class B (a)	364,800	8,365
Quest Diagnostics, Inc.	151,000	11,018
Renal Care Group, Inc. (a)	270,100	10,901
Select Medical Corp. (a)	229,200	8,217
Specialty Laboratories, Inc. (a)	145,400	2,428
Tenet Healthcare Corp. (a)	768,300	11,225
Triad Hospitals, Inc. (a)	228,700	7,913
UnitedHealth Group, Inc.	447,280	24,108
Universal Health Services, Inc. Class B (a)	425,700	22,890
		414,102
Pharmaceuticals - 4.3%
aaiPharma, Inc. (a)	22,700	413
Abbott Laboratories	220,300	9,737
Allergan, Inc.	466,700	34,876
Barr Laboratories, Inc. (a)	345,700	28,534
Biovail Corp. (a)	120,700	2,270
Bristol-Myers Squibb Co.	290,400	7,652
Elan Corp. PLC sponsored ADR (a)	198,500	1,084
Endo Pharmaceuticals Holdings, Inc. (a)	169,100	3,186
Forest Laboratories, Inc. (a)	241,835	13,214
IVAX Corp. (a)	1,046,300	22,443
Johnson & Johnson	113,200	5,580
Merck & Co., Inc.	96,400	3,914
MGI Pharma, Inc. (a)	248,300	9,527
Mylan Laboratories, Inc.	988,350	25,025
Pharmaceutical Resources, Inc. (a)	320,300	23,247
Salix Pharmaceuticals Ltd. (a)	242,300	4,611
Schering-Plough Corp.	769,000	12,342
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	382,900	$ 9,488
Watson Pharmaceuticals, Inc. (a)	128,600	6,062
		223,205
TOTAL HEALTH CARE		1,298,446
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.0%
EADS NV	624,700	13,629
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	440,600	12,962
KVH Industries, Inc. (a)	30,900	975
Lockheed Martin Corp.	210,000	9,647
Northrop Grumman Corp.	108,600	10,060
Rockwell Collins, Inc.	189,100	5,085
		52,358
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	117,800	4,599
Building Products - 0.6%
American Standard Companies, Inc. (a)	335,500	33,449
Commercial Services & Supplies - 4.5%
Aramark Corp. Class B	5,300	144
Avery Dennison Corp.	343,000	18,892
Career Education Corp. (a)	246,500	12,604
ChoicePoint, Inc. (a)	282,800	10,817
Cintas Corp.	544,800	25,464
Corinthian Colleges, Inc. (a)	117,100	7,486
DeVry, Inc. (a)	245,000	6,711
Education Management Corp. (a)	104,981	7,097
Equifax, Inc.	468,000	11,059
H&R Block, Inc.	694,300	37,694
Herman Miller, Inc.	264,100	6,880
HON Industries, Inc.	121,800	5,175
ITT Educational Services, Inc. (a)	203,600	11,408
Manpower, Inc.	33,820	1,588
Monster Worldwide, Inc. (a)	201,000	4,836
Pitney Bowes, Inc.	728,200	28,946
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc. (a)	1,478,100	$ 32,903
School Specialty, Inc. (a)	234,600	6,794
		236,498
Construction & Engineering - 0.1%
Granite Construction, Inc.	266,500	5,876
Electrical Equipment - 0.1%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Cooper Industries Ltd. Class A	114,900	6,164
		6,164
Industrial Conglomerates - 0.7%
3M Co.	233,000	18,416
Tyco International Ltd.	683,700	15,691
		34,107
Machinery - 0.9%
AGCO Corp. (a)	542,030	9,323
Astec Industries, Inc. (a)	397,902	5,248
Ingersoll-Rand Co. Ltd. Class A	100,500	6,265
ITT Industries, Inc.	361,400	23,823
Pall Corp.	121,300	3,108
		47,767
Trading Companies & Distributors - 0.5%
Fastenal Co.	526,900	26,176
TOTAL INDUSTRIALS		446,994
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 5.4%
3Com Corp. (a)	1,649,500	12,338
ADC Telecommunications, Inc. (a)	605,400	1,489
Advanced Fibre Communications, Inc. (a)	167,700	3,748
Alcatel SA sponsored ADR (a)	4,366,900	56,857
Arris Group, Inc. (a)	198,400	1,280
AudioCodes Ltd. (a)	986,600	11,533
Avaya, Inc. (a)	505,900	6,880
Avocent Corp. (a)	152,800	5,851
Brocade Communications Systems, Inc. (a)	729,700	4,444
CIENA Corp. (a)	1,336,300	9,461
Cisco Systems, Inc. (a)	2,991,600	67,790
Corning, Inc. (a)	2,179,100	24,972
Enterasys Networks, Inc. (a)	1,005,410	4,313
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)	550,800	$ 5,403
Finisar Corp. (a)	4,111,700	16,447
Foundry Networks, Inc. (a)	198,400	5,230
InterDigital Communication Corp. (a)	192,900	3,951
JDS Uniphase Corp. (a)	1,237,000	4,255
Marconi Corp. PLC (a)	1,759,760	17,873
Nokia Corp. sponsored ADR	347,200	6,243
Polycom, Inc. (a)	259,800	5,149
SeaChange International, Inc. (a)	182,200	2,742
Sycamore Networks, Inc. (a)	583,800	3,106
		281,355
Computers & Peripherals - 3.8%
Avid Technology, Inc. (a)	68,500	3,622
Diebold, Inc.	526,300	27,920
Electronics for Imaging, Inc. (a)	118,760	3,278
EMC Corp. (a)	357,804	4,916
Hewlett-Packard Co.	119,300	2,588
Hutchinson Technology, Inc. (a)	73,300	2,387
Lexmark International, Inc. Class A (a)	1,368,920	105,954
Maxtor Corp. (a)	1,140,500	12,728
Seagate Technology	768,720	15,182
Silicon Graphics, Inc. (a)	21,665	24
Sun Microsystems, Inc. (a)	4,180,100	17,849
		196,448
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	151,000	3,530
CDW Corp.	154,300	9,219
Celestica, Inc. (sub. vtg.) (a)	138,000	2,102
Flextronics International Ltd. (a)	3,571,400	57,250
Ingram Micro, Inc. Class A (a)	123,400	1,799
KEMET Corp. (a)	257,900	3,404
Lexar Media, Inc. (a)	327,200	6,989
Symbol Technologies, Inc.	945,700	13,193
Thermo Electron Corp. (a)	205,300	4,907
Vishay Intertechnology, Inc. (a)	420,200	8,828
		111,221
Internet Software & Services - 0.6%
Lastminute.com PLC sponsored ADR (a)	11,300	268
Retek, Inc. (a)	429,900	4,462
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	109,400	$ 3,829
United Online, Inc. (a)	107,400	1,956
VeriSign, Inc. (a)	174,200	2,824
Vignette Corp. (a)	4,432,994	10,240
Vitria Technology, Inc. (a)	743,000	4,220
Yahoo!, Inc. (a)	128,500	5,523
		33,322
IT Services - 2.7%
Accenture Ltd. Class A (a)	244,000	6,076
Affiliated Computer Services, Inc. Class A (a)	425,200	21,320
Anteon International Corp. (a)	65,200	2,488
BearingPoint, Inc. (a)	256,700	2,380
Computer Sciences Corp. (a)	64,200	2,658
Concord EFS, Inc. (a)	1,833,700	21,069
CSG Systems International, Inc. (a)	10,735	124
DST Systems, Inc. (a)	182,100	6,796
First Data Corp.	477,800	18,085
Fiserv, Inc. (a)	378,000	14,175
Infosys Technologies Ltd. sponsored ADR	157,800	13,105
Iron Mountain, Inc. (a)	347,800	12,799
Paychex, Inc.	102,600	3,947
SunGard Data Systems, Inc. (a)	341,200	9,219
The BISYS Group, Inc. (a)	295,100	4,403
		138,644
Office Electronics - 0.4%
Xerox Corp. (a)	804,600	9,800
Zebra Technologies Corp. Class A (a)	212,000	13,477
		23,277
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	1,266,200	22,766
Agere Systems, Inc. Class A (a)	2,839,000	10,050
Analog Devices, Inc.	239,500	11,915
ASML Holding NV (NY Shares) (a)	723,500	13,616
Cabot Microelectronics Corp. (a)	52,500	2,787
Conexant Systems, Inc. (a)	5,655,800	28,562
Cypress Semiconductor Corp. (a)	275,400	6,163
DuPont Photomasks, Inc. (a)	8,900	207
Hi/fn, Inc. (a)	43,712	482
Integrated Circuit Systems, Inc. (a)	111,000	3,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	551,400	$ 10,394
Intel Corp.	843,180	28,188
KLA-Tencor Corp. (a)	234,200	13,726
Lam Research Corp. (a)	89,000	2,848
LSI Logic Corp. (a)	1,463,200	13,710
Microchip Technology, Inc.	1,767,100	60,788
Micron Technology, Inc. (a)	1,273,600	16,570
Mindspeed Technologies, Inc. (a)	197,533	1,321
National Semiconductor Corp. (a)	532,200	23,800
Novellus Systems, Inc. (a)	349,300	15,285
NVIDIA Corp. (a)	988,900	20,915
Omnivision Technologies, Inc. (a)	6,800	443
Photronics, Inc. (a)	992,000	18,322
PMC-Sierra, Inc. (a)	1,802,054	36,708
Rambus, Inc. (a)	140,600	4,218
Samsung Electronics Co. Ltd.	90	35
Silicon Laboratories, Inc. (a)	60,767	2,982
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	19,952	217
Texas Instruments, Inc.	71,200	2,119
United Microelectronics Corp. sponsored ADR (a)	88,200	462
Varian Semiconductor Equipment Associates, Inc. (a)	184,500	8,590
		381,491
Software - 7.2%
Adobe Systems, Inc.	747,900	30,903
Amdocs Ltd. (a)	1,532,400	38,341
Autodesk, Inc.	148,000	3,437
BEA Systems, Inc. (a)	1,807,400	22,954
BMC Software, Inc. (a)	265,100	4,409
Cadence Design Systems, Inc. (a)	1,628,600	27,246
Citrix Systems, Inc. (a)	219,600	5,275
Cognos, Inc. (a)	85,900	2,881
Concord Communications, Inc. (a)	20,000	443
E.piphany, Inc. (a)	489,000	3,863
Electronic Arts, Inc. (a)	883,800	39,090
i2 Technologies, Inc. (a)	2,522,100	5,044
Intuit, Inc. (a)	551,500	27,729
Jack Henry & Associates, Inc.	194,600	4,032
Manhattan Associates, Inc. (a)	45,747	1,392
Mercury Interactive Corp. (a)	525,173	24,578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	1,549,600	$ 39,825
Network Associates, Inc. (a)	251,161	3,363
Oracle Corp. (a)	462,900	5,559
Parametric Technology Corp. (a)	715,900	2,448
Red Hat, Inc. (a)	295,700	3,927
Siebel Systems, Inc. (a)	4,594,000	60,549
Symantec Corp. (a)	508,420	16,691
VERITAS Software Corp. (a)	41,439	1,576
		375,555
TOTAL INFORMATION TECHNOLOGY		1,541,313
MATERIALS - 1.5%
Chemicals - 0.5%
Dow Chemical Co.	207,700	7,799
Ferro Corp.	179,200	4,068
International Flavors & Fragrances, Inc.	137,300	4,458
Olin Corp.	395,400	7,200
Praxair, Inc.	36,700	2,634
		26,159
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	43,200	1,839
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	428,500	4,833
Sealed Air Corp. (a)	407,200	21,488
		26,321
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	432,470	18,825
Massey Energy Co.	372,900	5,183
		24,008
TOTAL MATERIALS		78,327
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
Covad Communications Group, Inc. (a)	2,222,700	8,891
NTL, Inc. (a)	214,993	14,009
Qwest Communications International, Inc. (a)	1,557,500	5,700
		28,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
Arch Wireless, Inc. Class A (a)	59,500	$ 1,039
At Road, Inc. (a)	157,200	1,979
KDDI Corp.	1,842	9,605
MobilCom AG (a)	299,000	4,251
Nextel Communications, Inc. Class A (a)	2,407,700	60,987
		77,861
TOTAL TELECOMMUNICATION SERVICES		106,461
TOTAL COMMON STOCKS (Cost $4,406,063)		5,076,324
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (c)	96,800	0
Procket Networks, Inc. Series C (c)	1,544,677	386
		386
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Atheros Communications, Inc. Series C (c)	773,993	1,625
TOTAL PREFERRED STOCKS (Cost $21,924)		2,011
Investment Companies - 0.5%

Nasdaq-100 Trust unit Series 1 (a) (Cost $17,429)	731,937	25,911
Money Market Funds - 4.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	153,760,126	$ 153,760
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	99,748,362	99,748
TOTAL MONEY MARKET FUNDS (Cost $253,508)		253,508
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $4,698,924)		5,357,754
NET OTHER ASSETS - (2.4)%		(124,299)
NET ASSETS - 100%		$ 5,233,455
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,011,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Chorum Technologies, Inc. Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,711,501,000 and $7,276,766,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $624,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $26,016,000. The weighted average interest rate was 1.13%.

Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $13,415,505,000 of which $8,287,843,000, $3,237,199,000 and $1,890,463,000 will expire on November 30, 2009, 2010, and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $98,156) (cost $4,698,924) - See accompanying schedule		$ 5,357,754
Receivable for investments sold		22,322
Receivable for fund shares sold		4,717
Dividends receivable		2,687
Interest receivable		60
Prepaid expenses		23
Other affiliated receivables		3
Other receivables		1,288
Total assets		5,388,854

Liabilities
Payable for investments purchased	$ 37,971
Payable for fund shares redeemed	14,259
Accrued management fee	1,573
Other affiliated payables	1,694
Other payables and accrued expenses	154
Collateral on securities loaned, at value	99,748
Total liabilities		155,399

Net Assets		$ 5,233,455
Net Assets consist of:
Paid in capital		$ 18,014,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,439,377)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		658,832
Net Assets, for 357,280 shares outstanding		$ 5,233,455
Net Asset Value, offering price and redemption price per share ($5,233,455 ÷ 357,280 shares)		$ 14.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends		$ 18,821
Interest		5,192
Security lending		320
Total income		24,333

Expenses
Management fee Basic fee	$ 28,529
Performance adjustment	(18,187)
Transfer agent fees	19,372
Accounting and security lending fees	656
Non-interested trustees' compensation	19
Depreciation in deferred trustee compensation account	(21)
Custodian fees and expenses	131
Registration fees	41
Audit	88
Legal	23
Interest	7
Miscellaneous	38
Total expenses before reductions	30,696
Expense reductions	(3,894)	26,802
Net investment income (loss)		(2,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(131,944) on sales of investments in affiliated issuers)	(747,095)
Foreign currency transactions	122
Futures contracts	24,472
Total net realized gain (loss)		(722,501)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,605,912
Assets and liabilities in foreign currencies	(49)
Total change in net unrealized appreciation (depreciation)		1,605,863
Net gain (loss)		883,362
Net increase (decrease) in net assets resulting from operations		$ 880,893

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,469)	$ (20,516)
Net realized gain (loss)	(722,501)	(3,413,374)
Change in net unrealized appreciation (depreciation)	1,605,863	813,482
Net increase (decrease) in net assets resulting from operations	880,893	(2,620,408)
Share transactions Net proceeds from sales of shares	931,374	1,314,943
Cost of shares redeemed	(1,075,152)	(1,642,817)
Net increase (decrease) in net assets resulting from share transactions	(143,778)	(327,874)
Redemption fees	1,121	1,800
Total increase (decrease) in net assets	738,236	(2,946,482)

Net Assets
Beginning of period	4,495,219	7,441,701
End of period (including undistributed net investment income of $0 and $14, respectively)	$ 5,233,455	$ 4,495,219
Other Information Shares
Sold	74,899	93,514
Redeemed	(86,993)	(116,062)
Net increase (decrease)	(12,094)	(22,548)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 18.99	$ 40.13	$ 53.05	$ 29.86
Income from Investment Operations
Net investment income (loss) B	(.01)	(.05)	(.17)	(.32)	(.23)
Net realized and unrealized gain (loss)	2.49	(6.77)	(14.72)	(8.03)	26.12
Total from investment operations	2.48	(6.82)	(14.89)	(8.35)	25.89
Distributions from net realized gain	-	-	(6.26)	(4.61)	(2.72)
Redemption fees added to paid in capital B	- D	- D	.01	.04	.02
Net asset value, end of period	$ 14.65	$ 12.17	$ 18.99	$ 40.13	$ 53.05
Total Return A	20.38%	(35.91)%	(44.42)%	(17.94)%	93.91%
Ratios to Average Net Assets C
Expenses before expense reductions	.68%	.65%	.97%	.91%	.99%
Expenses net of voluntary waivers, if any	.68%	.65%	.97%	.91%	.99%
Expenses net of all reductions	.59%	.55%	.92%	.89%	.97%
Net investment income (loss)	(.05)%	(.39)%	(.64)%	(.55)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,233	$ 4,495	$ 7,442	$ 14,607	$ 11,583
Portfolio turnover rate	176%	114%	118%	176%	186%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 815,417
Unrealized depreciation	(180,457)
Net unrealized appreciation (depreciation)	634,960
Capital loss carryforward	(13,415,505)

Cost for federal income tax purposes	$ 4,722,794

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .23% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .43% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,160 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,858 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $34, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Vitria Technology, Inc.	$ -	$ 60,366	$ -	$ -
webMethods, Inc.	-	84,067	-	-
TOTALS	$ -	$ 144,433	$ -	$ -

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Aggressive Growth Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Member of the Advisory Board of Fidelity Mt. Vernon Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Rajiv Kaul (32)

Year of Election or Appointment: 2002

Vice President of Aggressive Growth. Mr. Kaul is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Aggressive Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1990 Assistant Treasurer of Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Aggressive Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
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Fidelity®

Growth Company

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Company	25.54%	4.84%	11.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000® Growth Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Wymer, Portfolio Manager of Fidelity® Growth Company Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the 12 months ending November 30, 2003, Fidelity Growth Company Fund returned 25.54%, topping the 17.56% return for the LipperSM Growth Funds Average and the 18.12% return for the Russell 3000® Growth Index. Overweighting a handful of economically sensitive industries that were the sweet spots of the market, including technology, transportation and materials, helped the fund outperform its benchmarks. Superior stock picking in four market sectors - technology, consumer discretionary, health care and industrials - representing more than 81% of the fund's net assets, on average, also contributed to the fund's outperformance. Individual stocks that performed well were: SanDisk, which makes memory cards for digital cameras; Corning, which manufactures glass for liquid-crystal displays; and National Semiconductor, which makes semiconductor chips. All three stocks benefited from better-than-expected demand for consumer electronics products. Conversely, the fund lost ground by overweighting poor-performing energy services stocks, such as Weatherford International and Schlumberger, which suffered when large, integrated energy companies failed to increase their spending on oil and gas exploration. Elsewhere, a clinical trial setback for its rheumatoid arthritis treatment hurt Vertex Pharmaceuticals.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.1	3.8
Pfizer, Inc.	2.9	3.2
Network Appliance, Inc.	2.2	1.8
National Semiconductor Corp.	2.1	1.7
Intel Corp.	2.1	1.6
Samsung Electronics Co. Ltd.	1.7	0.9
General Electric Co.	1.7	2.1
Celgene Corp.	1.6	1.4
BEA Systems, Inc.	1.5	1.6
Adobe Systems, Inc.	1.3	1.7
	20.2
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.9	33.7
Health Care	23.6	26.8
Consumer Discretionary	10.6	12.4
Industrials	9.8	9.3
Consumer Staples	6.3	6.0
Asset Allocation (% of fund's net assets)
As of November 30, 2003 *		As of May 31, 2003 **
	Stocks 98.9%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	7.0%	** Foreign investments	4.8%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 1.9%
Krispy Kreme Doughnuts, Inc. (a)(c)	3,090,000	$ 127,833
McDonald's Corp.	9,925,000	254,378
Starbucks Corp. (a)	624,200	20,018
Wynn Resorts Ltd. (a)	750,000	18,668
		420,897
Household Durables - 0.6%
LG Electronics, Inc.	1,100,000	54,449
Sharp Corp.	5,100,000	76,333
		130,782
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	5,090,000	275,165
eBay, Inc. (a)	1,793,600	100,173
NetFlix, Inc. (a)	800,000	39,200
		414,538
Media - 1.3%
Comcast Corp. Class A (special) (a)	2,000,000	60,300
General Motors Corp. Class H (a)	775,000	12,865
Liberty Media Corp. Class A (a)	4,505,326	49,784
Pixar (a)	780,000	54,686
Time Warner, Inc. (a)	2,731,950	44,476
TiVo, Inc. (a)	70,000	584
Viacom, Inc. Class B (non-vtg.)	841,977	33,107
Walt Disney Co.	1,411,500	32,592
		288,394
Multiline Retail - 0.3%
Kohl's Corp. (a)	200,000	9,664
Target Corp.	1,420,000	54,982
		64,646
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc. (a)	349,200	14,750
Best Buy Co., Inc.	2,160,000	133,920
Circuit City Stores, Inc.	6,150,000	80,073
Gap, Inc.	1,067,825	22,958
Home Depot, Inc.	5,331,150	195,973
Lowe's Companies, Inc.	1,100,400	64,153
Staples, Inc. (a)	5,597,068	151,960
		663,787
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 1.7%
Coach, Inc. (a)	7,118,600	$ 283,605
NIKE, Inc. Class B	982,000	66,040
Timberland Co. Class A (a)	825,000	44,567
		394,212
TOTAL CONSUMER DISCRETIONARY		2,377,256
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	3,706,640	178,364
The Coca-Cola Co.	5,297,500	246,334
		424,698
Food & Staples Retailing - 2.3%
Costco Wholesale Corp. (a)	1,455,800	52,147
CVS Corp.	108,890	4,079
Sysco Corp.	2,460,000	89,347
Wal-Mart Stores, Inc.	4,926,700	274,122
Walgreen Co.	900,000	33,129
Whole Foods Market, Inc.	776,000	50,975
		503,799
Food Products - 0.2%
Dean Foods Co. (a)	1,236,280	40,562
Kraft Foods, Inc. Class A	349,600	11,072
Wm. Wrigley Jr. Co.	20,000	1,102
		52,736
Household Products - 0.9%
Colgate-Palmolive Co.	1,175,000	61,688
Kimberly-Clark Corp.	1,506,600	81,688
Procter & Gamble Co.	582,800	56,089
		199,465
Personal Products - 0.7%
Avon Products, Inc.	485,000	33,223
Gillette Co.	3,703,496	124,919
		158,142
Tobacco - 0.3%
Altria Group, Inc.	1,433,380	74,536
TOTAL CONSUMER STAPLES		1,413,376
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,377,500	$ 68,615
Diamond Offshore Drilling, Inc.	1,152,900	20,233
Noble Corp. (a)	175,000	6,052
Schlumberger Ltd. (NY Shares)	2,539,600	119,158
Weatherford International Ltd. (a)	2,295,120	75,234
		289,292
Oil & Gas - 1.2%
Anadarko Petroleum Corp.	90,000	4,044
ConocoPhillips	851,905	48,337
Devon Energy Corp.	995,000	49,113
EOG Resources, Inc.	775,000	32,504
Noble Energy, Inc.	425,000	16,851
Premcor, Inc. (a)	1,066,000	24,785
YUKOS Corp. sponsored ADR (a)	1,775,000	81,650
		257,284
TOTAL ENERGY		546,576
FINANCIALS - 4.9%
Capital Markets - 1.1%
Charles Schwab Corp.	12,028,375	139,529
Nomura Holdings, Inc.	6,199,300	98,505
State Street Corp.	310,000	15,798
		253,832
Commercial Banks - 0.5%
Bank One Corp.	540,000	23,414
Synovus Financial Corp.	901,900	25,848
U.S. Bancorp, Delaware	674,256	18,684
Wells Fargo & Co.	750,000	42,998
		110,944
Consumer Finance - 1.0%
American Express Co.	4,432,548	202,612
iDine Rewards Network, Inc. (a)	1,195,000	13,026
		215,638
Diversified Financial Services - 0.3%
Citigroup, Inc.	1,550,197	72,921
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.7%
American International Group, Inc.	2,238,750	$ 129,736
Prudential Financial, Inc.	788,000	30,819
		160,555
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	3,949,300	276,451
TOTAL FINANCIALS		1,090,341
HEALTH CARE - 23.6%
Biotechnology - 8.9%
Abgenix, Inc. (a)	3,240,500	36,520
Alexion Pharmaceuticals, Inc. (a)(c)	2,182,040	40,913
Alkermes, Inc. (a)	2,724,500	35,636
Amgen, Inc. (a)	3,095,000	177,993
Amylin Pharmaceuticals, Inc. (a)	1,506,700	39,430
Applera Corp. - Celera Genomics Group (a)	7,274,848	98,720
Biogen Idec, Inc. (a)	244,164	9,322
Celgene Corp. (a)(c)	8,014,880	366,520
CV Therapeutics, Inc. (a)(c)	2,827,700	50,814
Exelixis, Inc. (a)	3,460,000	23,286
Genentech, Inc. (a)	795,400	67,052
Geneprot, Inc. (d)	1,373,363	4,807
Genzyme Corp. - General Division (a)	4,445,000	207,759
Human Genome Sciences, Inc. (a)(c)	12,645,010	161,856
ImClone Systems, Inc. (a)	2,465,074	96,877
Immunomedics, Inc. (a)(c)	4,987,700	19,253
MedImmune, Inc. (a)	1,827,800	43,502
Millennium Pharmaceuticals, Inc. (a)	774,377	12,212
Myogen, Inc.	150,000	1,824
Neurocrine Biosciences, Inc. (a)(c)	2,002,908	105,814
ONYX Pharmaceuticals, Inc. (a)	725,000	20,866
OSI Pharmaceuticals, Inc. (a)(c)	2,612,530	77,671
Protein Design Labs, Inc. (a)	3,735,000	51,767
Regeneron Pharmaceuticals, Inc. (a)(c)	4,971,100	64,028
Tanox, Inc. (a)(c)	2,671,000	40,172
Telik, Inc. (a)	1,280,000	25,869
Transkaryotic Therapies, Inc. (a)	1,669,188	21,683
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Tularik, Inc. (a)	2,215,500	$ 33,188
Vertex Pharmaceuticals, Inc. (a)(c)	7,636,687	66,745
		2,002,099
Health Care Equipment & Supplies - 3.7%
Applera Corp. - Applied Biosystems Group	5,346,800	114,796
Boston Scientific Corp. (a)	1,878,000	67,401
Cerus Corp. (a)	553,678	1,883
Guidant Corp.	1,520,000	86,290
Medtronic, Inc.	2,224,964	100,568
Millipore Corp. (a)(c)	2,565,000	109,808
Olympus Corp.	2,900,000	62,102
St. Jude Medical, Inc. (a)	1,324,600	83,900
Thoratec Corp. (a)(c)	5,474,609	77,137
Varian Medical Systems, Inc. (a)	225,000	15,527
VISX, Inc. (a)(c)	2,805,000	68,666
Zimmer Holdings, Inc. (a)	730,970	48,186
		836,264
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	1,070,557	65,454
Caremark Rx, Inc. (a)	900,000	24,030
Cerner Corp. (a)(c)	1,968,300	87,845
Eclipsys Corp. (a)	1,283,100	13,062
McKesson Corp.	950,000	27,740
Medco Health Solutions, Inc. (a)	3,741,360	136,298
UnitedHealth Group, Inc.	1,022,800	55,129
WebMD Corp. (a)(c)	25,929,200	237,252
		646,810
Pharmaceuticals - 8.1%
Abbott Laboratories	4,890,200	216,147
Allergan, Inc.	500,000	37,365
Barr Laboratories, Inc. (a)	1,053,450	86,952
Bristol-Myers Squibb Co.	1,209,700	31,876
Eli Lilly & Co.	620,000	42,507
Esperion Therapeutics, Inc. (a)(c)	3,210,200	73,802
Forest Laboratories, Inc. (a)	20,000	1,093
Johnson & Johnson	4,253,300	209,645
Merck & Co., Inc.	3,674,300	149,177
Pfizer, Inc.	19,006,000	637,651
Schering-Plough Corp.	3,112,600	49,957
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)(c)	8,416,610	$ 208,564
Watson Pharmaceuticals, Inc. (a)	360,100	16,975
Wyeth	1,025,200	40,393
		1,802,104
TOTAL HEALTH CARE		5,287,277
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
Boeing Co.	7,245,000	278,136
L-3 Communications Holdings, Inc. (a)	159,900	7,523
Lockheed Martin Corp.	725,100	33,311
Raytheon Co.	615,000	17,042
		336,012
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,004,800	73,119
Airlines - 3.0%
AMR Corp. (a)(c)	15,711,900	201,584
JetBlue Airways Corp. (a)	3,600,388	131,270
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	3,230,000	24,780
sponsored ADR (a)	2,052,800	96,153
Southwest Airlines Co.	11,451,763	205,903
		659,690
Commercial Services & Supplies - 0.5%
Hewitt Associates, Inc. Class A (a)	1,024,000	30,956
Hudson Highland Group, Inc. (a)	172,897	3,489
Monster Worldwide, Inc. (a)	3,175,300	76,398
		110,843
Electrical Equipment - 0.0%
American Power Conversion Corp.	225,000	4,919
Microvision, Inc. (a)	369,500	2,864
		7,783
Industrial Conglomerates - 2.5%
3M Co.	2,280,000	180,211
General Electric Co.	13,375,000	383,461
		563,672
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 2.0%
AGCO Corp. (a)	2,717,800	$ 46,746
Caterpillar, Inc.	1,715,000	130,426
Deere & Co.	3,764,900	230,525
Pall Corp.	1,350,000	34,587
		442,284
TOTAL INDUSTRIALS		2,193,403
INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 5.4%
Adaptec, Inc. (a)	1,290,000	11,365
Avaya, Inc. (a)	3,150,000	42,840
CIENA Corp. (a)	2,674,400	18,935
Cisco Systems, Inc. (a)	12,386,100	280,669
Corning, Inc. (a)	21,053,000	241,267
F5 Networks, Inc. (a)	375,000	9,683
Finisar Corp. (a)	5,145,000	20,580
Harmonic, Inc. (a)(c)	5,868,161	50,994
Harris Corp.	62,500	2,423
Juniper Networks, Inc. (a)	300,000	5,661
Motorola, Inc.	1,000,000	14,040
NMS Communications Corp. (a)(c)	3,359,798	19,655
QUALCOMM, Inc.	4,264,200	189,970
Scientific-Atlanta, Inc.	595,000	17,184
Sonus Networks, Inc. (a)(c)	23,867,770	218,151
Telefonaktiebolaget LM Ericsson ADR (a)	3,200,000	51,968
UTStarcom, Inc. (a)	300,000	11,364
		1,206,749
Computers & Peripherals - 7.5%
Applied Films Corp. (a)	454,699	15,091
Avid Technology, Inc. (a)(c)	2,627,600	138,947
Cray, Inc. (a)	1,875,000	19,631
Dell, Inc. (a)	7,795,600	268,948
Gateway, Inc. (a)	14,250,000	63,555
Hewlett-Packard Co.	400,000	8,676
Innovex, Inc. (a)	825,000	7,755
International Business Machines Corp.	749,800	67,887
Lexmark International, Inc. Class A (a)	1,931,900	149,529
M-Systems Flash Disk Pioneers Ltd. (a)	372,500	7,227
Maxtor Corp. (a)	975,000	10,881
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)(c)	21,397,208	$ 494,489
Pinnacle Systems, Inc. (a)(c)	6,338,029	52,859
SanDisk Corp. (a)	3,544,700	286,624
Seagate Technology	150,000	2,963
Seiko Epson Corp.	1,745,100	66,295
Sun Microsystems, Inc. (a)	2,141,500	9,144
		1,670,501
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	632,300	17,881
AU Optronics Corp. sponsored ADR	1,175,000	14,276
Photon Dynamics, Inc. (a)(c)	1,605,000	65,500
Symbol Technologies, Inc.	6,837,000	95,376
Trimble Navigation Ltd. (a)	758,400	23,002
Universal Display Corp. (a)	410,000	6,084
Veeco Instruments, Inc. (a)	1,075,000	31,713
		253,832
Internet Software & Services - 1.4%
Digital Insight Corp. (a)	925,000	21,987
Yahoo!, Inc. (a)	6,875,670	295,516
		317,503
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)(c)	3,660,279	167,897
First Data Corp.	300,000	11,355
		179,252
Office Electronics - 0.5%
Canon, Inc.	1,300,000	60,645
Konica Minolta Holdings, Inc.	3,500,000	41,423
		102,068
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices, Inc. (a)	3,275,000	58,885
Altera Corp. (a)	1,029,400	26,075
Analog Devices, Inc.	3,374,900	167,901
Applied Materials, Inc. (a)	2,900,400	70,480
Cirrus Logic, Inc. (a)	1,700,000	14,620
Cree, Inc. (a)(c)	7,326,650	134,591
FEI Co. (a)(c)	1,765,000	42,378
Genesis Microchip, Inc. (a)	900,000	16,605
Integrated Circuit Systems, Inc. (a)	97,600	2,904
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	13,716,800	$ 458,553
International Rectifier Corp. (a)	95,000	5,189
KLA-Tencor Corp. (a)	1,210,000	70,918
Kopin Corp. (a)	450,000	3,186
Linear Technology Corp.	625,800	26,997
Micron Technology, Inc. (a)	291,800	3,796
MIPS Technologies, Inc. (a)(c)	3,811,227	20,771
National Semiconductor Corp. (a)(c)	10,591,602	473,656
Nikon Corp. (a)	4,000,000	49,934
O2Micro International Ltd. (a)(c)	3,843,590	92,246
Omnivision Technologies, Inc. (a)(c)	2,589,739	168,747
Pixelworks, Inc. (a)	850,000	11,220
Power Integrations, Inc. (a)	1,487,500	53,892
Samsung Electronics Co. Ltd.	1,000,000	386,839
Silicon Image, Inc. (a)(c)	7,058,800	52,235
Silicon Laboratories, Inc. (a)	104,200	5,113
Texas Instruments, Inc.	7,836,000	233,199
Trident Microsystems, Inc. (a)(c)	1,442,714	37,972
Virage Logic Corp. (a)(c)	2,096,790	21,849
Xilinx, Inc. (a)	6,140,100	230,806
		2,941,557
Software - 8.1%
Adobe Systems, Inc.	7,292,400	301,322
Ascential Software Corp. (a)	887,618	22,457
BEA Systems, Inc. (a)(c)	26,918,728	341,868
Macromedia, Inc. (a)	330,000	6,768
Magma Design Automation, Inc. (a)	589,700	13,876
Mercury Interactive Corp. (a)	260,000	12,168
Microsoft Corp.	27,100,000	696,463
Novell, Inc. (a)	4,400,000	41,800
Oracle Corp. (a)	3,765,000	45,218
PeopleSoft, Inc. (a)	1,069,628	22,623
Portal Software, Inc. (a)	1,375,690	10,386
Red Hat, Inc. (a)(c)	17,204,203	228,472
Symantec Corp. (a)	647,900	21,271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	220,000	$ 6,591
VERITAS Software Corp. (a)	1,150,422	43,740
		1,815,023
TOTAL INFORMATION TECHNOLOGY		8,486,485
MATERIALS - 2.0%
Chemicals - 0.5%
Dow Chemical Co.	785,000	29,477
Minerals Technologies, Inc.	260,000	13,897
Monsanto Co.	2,102,389	57,017
		100,391
Metals & Mining - 1.3%
Alcoa, Inc.	3,645,000	119,592
Barrick Gold Corp.	3,527,500	78,996
Inco Ltd. (a)	2,300,000	78,688
Nucor Corp.	315,000	17,675
		294,951
Paper & Forest Products - 0.2%
International Paper Co.	1,400,000	52,094
TOTAL MATERIALS		447,436
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	2,877
Wireless Telecommunication Services - 1.3%
AT&T Wireless Services, Inc. (a)	3,755,000	28,163
Nextel Communications, Inc. Class A (a)	9,525,000	241,268
Vodafone Group PLC sponsored ADR	312,660	7,301
		276,732
TOTAL TELECOMMUNICATION SERVICES		279,609
TOTAL COMMON STOCKS (Cost $19,598,106)		22,121,759
Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	$ 633
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Atheros Communications, Inc. Series C (d)	2,321,982	4,876
TOTAL PREFERRED STOCKS (Cost $40,000)		5,509
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 1.09% (b)	243,558,361	243,558
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	256,083,800	256,084
TOTAL MONEY MARKET FUNDS (Cost $499,642)		499,642
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $20,137,748)		22,626,910
NET OTHER ASSETS - (1.1)%		(246,219)
NET ASSETS - 100%		$ 22,380,691
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,316,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneprot, Inc.	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,625,763,000 and $8,221,251,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $738,000 for the period.

Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $6,494,065,000 of which $3,874,888,000, $2,490,827,000 and $128,350,000 will expire on November 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $4,334,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $250,885) (cost $20,137,748) - See accompanying schedule		$ 22,626,910
Cash		1,218
Receivable for investments sold		102,953
Receivable for fund shares sold		26,996
Dividends receivable		23,370
Interest receivable		200
Prepaid expenses		94
Other receivables		1,639
Total assets		22,783,380

Liabilities
Payable for investments purchased	$ 108,088
Payable for fund shares redeemed	22,539
Accrued management fee	11,136
Other affiliated payables	4,316
Other payables and accrued expenses	526
Collateral on securities loaned, at value	256,084
Total liabilities		402,689

Net Assets		$ 22,380,691
Net Assets consist of:
Paid in capital		$ 26,546,065
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,654,468)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,489,094
Net Assets, for 453,081 shares outstanding		$ 22,380,691
Net Asset Value, offering price and redemption price per share ($22,380,691 ÷ 453,081 shares)		$ 49.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends (including $3,461 received from affiliated issuers)		$ 138,198
Interest		2,205
Security lending		3,392
Total income		143,795

Expenses
Management fee Basic fee	$ 103,715
Performance adjustment	629
Transfer agent fees	45,416
Accounting and security lending fees	1,288
Non-interested trustees' compensation	75
Depreciation in deferred trustee compensation account	(20)
Custodian fees and expenses	809
Registration fees	275
Audit	143
Legal	94
Miscellaneous	124
Total expenses before reductions	152,548
Expense reductions	(4,121)	148,427
Net investment income (loss)		(4,632)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $156,929 on sales of investments in affiliated issuers)	154,060
Foreign currency transactions	(678)
Total net realized gain (loss)		153,382
Change in net unrealized appreciation (depreciation) on: Investment securities	4,239,501
Assets and liabilities in foreign currencies	(289)
Total change in net unrealized appreciation (depreciation)		4,239,212
Net gain (loss)		4,392,594
Net increase (decrease) in net assets resulting from operations		$ 4,387,962

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,632)	$ (69,937)
Net realized gain (loss)	153,382	(2,432,468)
Change in net unrealized appreciation (depreciation)	4,239,212	(3,399,438)
Net increase (decrease) in net assets resulting from operations	4,387,962	(5,901,843)
Share transactions Net proceeds from sales of shares	6,440,907	5,857,010
Cost of shares redeemed	(4,871,342)	(5,976,489)
Net increase (decrease) in net assets resulting from share transactions	1,569,565	(119,479)
Total increase (decrease) in net assets	5,957,527	(6,021,322)

Net Assets
Beginning of period	16,423,164	22,444,486
End of period	$ 22,380,691	$ 16,423,164
Other Information Shares
Sold	154,109	133,552
Redeemed	(118,401)	(140,833)
Net increase (decrease)	35,708	(7,281)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 39.35	$ 52.85	$ 74.76	$ 74.58	$ 50.22
Income from Investment Operations
Net investment income (loss) B	(.01)	(.16)	(.17)	(.28)	(.06)
Net realized and unrealized gain (loss)	10.06	(13.34)	(15.03)	7.26	28.25
Total from investment operations	10.05	(13.50)	(15.20)	6.98	28.19
Distributions from net investment income	-	-	-	-	(.09)
Distributions from net realized gain	-	-	(6.71)	(6.80)	(3.74)
Total distributions	-	-	(6.71)	(6.80)	(3.83)
Net asset value, end of period	$ 49.40	$ 39.35	$ 52.85	$ 74.76	$ 74.58
Total Return A	25.54%	(25.54)%	(22.55) %	9.22%	60.17%
Ratios to Average Net AssetsC
Expenses before expense reductions	.85%	1.12%	.98%	.87%	.74%
Expenses net of voluntary waivers, if any	.85%	1.12%	.98%	.87%	.74%
Expenses net of all reductions	.83%	1.08%	.95%	.85%	.72%
Net investment income (loss)	(.03)%	(.38)%	(.29) %	(.31)%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$ 22,381	$ 16,423	$ 22,444	$ 29,079	$ 19,222
Portfolio turnover rate	47%	63%	93%	69%	86%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation.Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,538,509
Unrealized depreciation	(3,205,484)
Net unrealized appreciation (depreciation)	2,333,025
Capital loss carryforward	(6,494,065)
Cost for federal income tax purposes	$ 20,293,885

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,194 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,955 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $162, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Abgenix, Inc.	$ -	$ 11,445	$ -	$ -
Adidas-Salomon AG	2,943	48,296	2,542	-
AGCO Corp.	22,905	26,786	-	-
Alexion Pharmaceuticals, Inc.	4,910	-	-	40,913
AMR Corp.	47,639	14,840	-	201,584
Avid Technology, Inc.	35,385	3,716	-	138,947
BEA Systems, Inc.	30,884	7,500	-	341,868
Celgene Corp.	3,587	-	-	366,520
Cerner Corp.	7,327	66,886	-	87,845
Cerus Corp.	-	10,725	-	-
Coach, Inc.	3,514	45,997	-	-
Cognizant Technology Solutions Corp. Class A.	14,154	-	-	167,897
Cree, Inc.	57,697	-	-	134,591

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies - continued

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
CV Therapeutics, Inc.	35,654	1,124	-	50,814
Eclipsys Corp.	-	37,328	-	-
Esperion Therapeutics, Inc.	32,521	-	-	73,802
Exelixis, Inc.	412	-	-	-
FEI Co.	1,797	-	-	42,378
Finisar Corp.	-	16,541	-	-
Genesis Microchip, Inc.	2,281	23,856	-	-
Harmonic, Inc.	15,870	-	-	50,994
Human Genome Sciences, Inc.	16,199	2,134	-	161,856
Immunomedics, Inc.	-	-	-	19,253
Krispy Kreme Doughnuts, Inc.	-	-	-	127,833
Millipore Corp.	5,000	-	-	109,808
MIPS Technologies, Inc.	82,078	-	-	20,771
National Semiconductor Corp.	15,908	28,760	-	473,656
Network Appliance, Inc.	45,052	-	-	494,489
Neurocrine Biosciences, Inc.	18,218	-	-	105,814
NMS Communications Corp.	-	-	-	19,655
NPS Pharmaceuticals, Inc.	-	41,485	-	-
OSI Pharmaceuticals, Inc.	-	42,554	-	77,671
O2Micro International Ltd.	3,310	-	-	92,246
Omnivision Technologies, Inc.	41,089	-	-	168,747
Photon Dynamics, Inc.	13,770	-	-	65,500
Pinnacle Systems, Inc.	36,508	-	-	52,859
Red Hat, Inc.	51,420	-	-	228,472
Regeneron Pharmaceuticals, Inc.	47,657	41,746	-	64,028
SanDisk Corp.	63,690	48,691	-	-
Scios, Inc.	13,978	40,482	-	-
Sepracor, Inc.	3,430	-	-	208,564
Silicon Image, Inc.	20,373	-	-	52,235
Silicon Labroratories, Inc.	-	83,771	-	-
SkyWest, Inc.	-	28,163	77	-
Sonus Networks, Inc.	28,894	-	-	218,151
Tanox, Inc.	9,748	-	-	40,172
Thoratec Corp.	38,256	-	-	77,137
Transkaryotic Therapies, Inc.	-	56,478	-	-
Trident Microsystems, Inc.	9,434	-	-	37,972
Tularik, Inc.	-	8,158	-	-
Tupperware Corp.	-	19,818	842	-
Vertex Pharmaceuticals, Inc.	2,329	-	-	66,745
Virage Logic Corp.	1,800	-	-	21,849
VISX, Inc.	12,790	2,577	-	68,666
WebMD Corp.	82,071	-	-	237,252
TOTALS	$ 982,482	$ 759,857	$ 3,461	$ 5,009,554

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 8, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Growth Company (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Growth Company. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Steven Wymer (41)
Year of Election or Appointment: 1997 Vice President of Growth Company. Prior to assuming his current responsibilities, Mr. Wymer managed a variety of Fidelity funds.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Growth Company. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Growth Company. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Growth Company. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Growth Company. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Growth Company. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Growth Company. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Growth Company. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth Company. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Growth Company. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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Fidelity®

New Millennium

Fund®

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Millennium Fund	26.28%	14.48%	18.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Neal Miller, Portfolio Manager of Fidelity® New Millennium Fund®

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the 12 months ending November 30, 2003, Fidelity New Millennium Fund returned 26.28%, topping the 16.93% return for the LipperSM Capital Appreciation Funds Average and the 15.09% return for the S&P 500® index. Good stock picking drove the fund's performance, as our collective holdings outperformed those of the index in eight of the 10 major market sectors. The fund was particularly successful in the information technology sector, where several holdings - including communications networking companies Foundry Networks, Adtran and QLogic - were major contributors. Individual positions related to my theme of owning companies likely to benefit from Americans spending more time closer to home - such as global positioning system provider Garmin, RV maker Thor Industries and slot machine manufacturer International Game Technology - also did well. Unfavorable stock picking and an overweighting in the energy sector hindered the fund's performance, with energy services stocks ENSCO and Smith International being key detractors. Elsewhere, The Stanley Works was hurt by lost shelf space at one of its largest retailers, while Eastman Kodak suffered from slowing demand for its traditional film products.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	6.3	6.8
Boston Scientific Corp.	4.1	4.8
Emulex Corp.	3.1	3.1
Garmin Ltd.	2.9	2.1
Foundry Networks, Inc.	2.4	0.4
Juniper Networks, Inc.	2.4	0.6
Thor Industries, Inc.	2.4	1.8
Adtran, Inc.	2.2	1.6
Smith International, Inc.	2.1	2.7
The Cheesecake Factory, Inc.	1.9	1.8
	29.8
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.6	28.4
Consumer Discretionary	27.0	31.0
Health Care	9.7	15.7
Energy	5.4	7.3
Industrials	5.1	5.2
Asset Allocation (% of fund's net assets)
As of November 30, 2003*		As of May 31, 2003**
	Stocks 97.9%		Stocks 98.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	14.1%	** Foreign investments	7.1%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.0%
Auto Components - 0.2%
Gentex Corp.	129,000	$ 5,436
Automobiles - 4.4%
Brilliance China Automotive Holdings Ltd. sponsored ADR	114,400	5,090
Coachmen Industries, Inc.	310,600	5,358
Denway Motors Ltd.	4,438,000	4,371
Fleetwood Enterprises, Inc. (a)	1,057,610	10,756
Thor Industries, Inc.	1,392,900	84,939
Toyota Motor Corp. ADR	51,000	3,038
Winnebago Industries, Inc.	807,500	44,631
		158,183
Distributors - 0.2%
Li & Fung Ltd.	4,898,000	8,387
Hotels, Restaurants & Leisure - 5.1%
Buffalo Wild Wings, Inc.	14,200	318
California Pizza Kitchen, Inc. (a)	76,000	1,406
GTECH Holdings Corp.	58,500	2,911
Harrah's Entertainment, Inc.	127,300	6,094
International Game Technology	1,239,800	43,009
International Speedway Corp.:
Class A	493,038	21,191
Class B	228,100	9,728
Mandalay Resort Group	325,700	13,989
Outback Steakhouse, Inc.	56,100	2,510
P.F. Chang's China Bistro, Inc. (a)	255,100	13,770
Quality Dining, Inc. (a)	158,800	459
Shuffle Master, Inc. (a)	33,000	987
The Cheesecake Factory, Inc. (a)	1,581,925	68,592
		184,964
Household Durables - 4.0%
American Greetings Corp. Class A (a)	86,400	1,825
Centex Corp.	16,900	1,849
Champion Enterprises, Inc. (a)	2,135,900	15,421
Clarion Co. Ltd. (a)	868,000	1,387
Ethan Allen Interiors, Inc.	48,200	1,962
Furniture Brands International, Inc.	18,500	487
Garmin Ltd.	1,904,353	106,682
Harman International Industries, Inc.	121,200	16,516
Skyline Corp.	10,800	347
		146,476
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	73,400	$ 3,968
eBay, Inc. (a)	304,500	17,006
InterActiveCorp (a)	325,806	10,703
NetFlix, Inc. (a)	60,400	2,960
Priceline.com, Inc. (a)	181,100	3,452
Stamps.com, Inc. (a)	131,500	822
		38,911
Leisure Equipment & Products - 0.1%
Brunswick Corp.	69,300	2,082
MarineMax, Inc. (a)	73,200	1,391
		3,473
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)	946,300	19,607
Central European Media Enterprises Ltd. Class A (a)	60,000	978
E.W. Scripps Co. Class A	58,800	5,413
Fox Entertainment Group, Inc. Class A (a)	76,000	2,170
General Motors Corp. Class H (a)	179,700	2,983
Interpublic Group of Companies, Inc.	846,400	12,061
John Wiley & Sons, Inc. Class A	67,400	1,752
Lamar Advertising Co. Class A (a)	51,500	1,813
Meredith Corp.	200,200	9,588
News Corp. Ltd. ADR	62,800	2,151
Regal Entertainment Group Class A	114,800	2,392
Tom.com Ltd. (a)	7,094,000	2,055
Washington Post Co. Class B	9,900	7,954
WPP Group PLC sponsored ADR	171,000	8,227
		79,144
Multiline Retail - 2.4%
Federated Department Stores, Inc.	1,107,500	54,367
Nordstrom, Inc.	422,900	14,590
Saks, Inc. (a)	787,270	12,108
Sears, Roebuck & Co.	95,300	5,257
		86,322
Specialty Retail - 4.5%
Advance Auto Parts, Inc. (a)	32,500	2,653
AnnTaylor Stores Corp. (a)	221,000	8,783
AutoZone, Inc. (a)	398,000	38,073
Best Buy Co., Inc.	560,300	34,739
Circuit City Stores, Inc.	3,289,200	42,825
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc.	60,800	$ 2,821
Giordano International Ltd.	2,502,000	1,111
Pacific Sunwear of California, Inc. (a)	692,050	15,751
Select Comfort Corp. (a)	44,000	1,184
Tiffany & Co., Inc.	133,100	6,036
United Auto Group, Inc.	22,700	561
Urban Outfitters, Inc. (a)	123,600	4,820
West Marine, Inc. (a)	120,400	3,035
		162,392
Textiles Apparel & Luxury Goods - 2.8%
Columbia Sportswear Co. (a)	362,150	21,465
Compagnie Financiere Richemont unit	95,340	2,361
K-Swiss, Inc. Class A	164,700	8,023
Kellwood Co.	109,900	4,203
Puma AG	205,660	32,418
Quiksilver, Inc. (a)	638,700	11,484
Russell Corp.	141,300	2,599
Stride Rite Corp.	1,236,200	14,303
Tommy Hilfiger Corp. (a)	11,000	151
Wolverine World Wide, Inc.	285,700	5,940
		102,947
TOTAL CONSUMER DISCRETIONARY		976,635
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Tsingtao Brewery Co. Ltd. (H Shares)	1,246,000	1,396
Food & Staples Retailing - 0.1%
Metro AG	67,900	2,910
Food Products - 0.0%
Wimm-Bill-Dann Foods OJSC ADR (a)	20,300	382
Household Products - 0.3%
The Dial Corp.	450,100	11,649
Personal Products - 0.1%
NBTY, Inc. (a)	110,100	2,797
TOTAL CONSUMER STAPLES		19,134
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 5.4%
Energy Equipment & Services - 4.4%
Cal Dive International, Inc. (a)	56,709	$ 1,202
ENSCO International, Inc.	1,468,400	37,151
Helmerich & Payne, Inc.	633,300	15,263
Nabors Industries Ltd. (a)	114,200	4,239
Schlumberger Ltd. (NY Shares)	496,400	23,291
Smith International, Inc. (a)	2,030,400	76,221
		157,367
Oil & Gas - 1.0%
Apache Corp.	112,500	8,078
OAO Gazprom sponsored ADR	147,400	3,552
YUKOS Corp. sponsored ADR (a)	552,502	25,415
		37,045
TOTAL ENERGY		194,412
FINANCIALS - 4.2%
Capital Markets - 3.4%
A.F.P. Provida SA sponsored ADR	14,500	379
A.G. Edwards, Inc.	903,800	33,206
Bear Stearns Companies, Inc.	314,200	22,767
Goldman Sachs Group, Inc.	205,700	19,764
Investors Financial Services Corp.	879,377	32,431
JAFCO Co. Ltd.	24,700	1,843
Nikko Cordial Corp.	1,410,000	7,120
SEI Investments Co.	122,900	3,447
		120,957
Commercial Banks - 0.4%
Sumitomo Mitsui Financial Group, Inc.	1,563	7,636
UFJ Holdings, Inc. (a)	1,605	6,859
Zions Bancorp	3,100	191
		14,686
Diversified Financial Services - 0.2%
Hong Kong Exchanges & Clearing Ltd.	3,384,000	6,928
Moody's Corp.	28,700	1,644
		8,572
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.2%
Everest Re Group Ltd.	65,000	$ 5,342
UICI (a)	158,800	2,193
		7,535
TOTAL FINANCIALS		151,750
HEALTH CARE - 9.7%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	29,400	551
Connetics Corp. (a)	255,800	4,515
Genentech, Inc. (a)	388,300	32,734
Protein Design Labs, Inc. (a)	369,700	5,124
Regeneron Pharmaceuticals, Inc. (a)	231,900	2,987
		45,911
Health Care Equipment & Supplies - 5.3%
Advanced Neuromodulation Systems, Inc. (a)	53,150	2,242
Alcon, Inc.	67,900	3,950
American Medical Systems Holdings, Inc. (a)	30,200	686
Bausch & Lomb, Inc.	92,200	4,631
Boston Scientific Corp. (a)	4,094,600	146,955
Candela Corp. (a)	29,300	602
Closure Medical Corp. (a)	45,100	1,601
Hillenbrand Industries, Inc.	263,600	15,131
Immucor, Inc. (a)	8,250	191
INAMED Corp. (a)	16,200	1,269
Invacare Corp.	11,000	429
Kensey Nash Corp. (a)	900	19
Merit Medical Systems, Inc. (a)	6,400	200
Microtek Medical Holdings, Inc. (a)	28,700	117
Orthofix International NV (a)	15,800	672
St. Jude Medical, Inc. (a)	30,600	1,938
Steris Corp. (a)	462,500	10,698
Wright Medical Group, Inc. (a)	89,500	2,493
		193,824
Health Care Providers & Services - 1.6%
American Healthways, Inc. (a)	50,400	2,335
Caremark Rx, Inc. (a)	30,700	820
Cerner Corp. (a)	26,300	1,174
Fresenius Medical Care AG sponsored ADR	444,900	9,450
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	14,400	$ 243
Health Net, Inc. (a)	83,500	2,730
Humana, Inc. (a)	855,200	19,097
Lincare Holdings, Inc. (a)	160,900	4,800
Omnicare, Inc.	39,000	1,557
PacifiCare Health Systems, Inc. (a)	186,000	12,110
Select Medical Corp. (a)	26,300	943
Service Corp. International (SCI) (a)	234,100	1,159
		56,418
Pharmaceuticals - 1.5%
AstraZeneca PLC sponsored ADR	62,300	2,863
Endo Pharmaceuticals Holdings, Inc. (a)	79,900	1,505
Eon Labs, Inc. (a)	67,300	3,569
IVAX Corp. (a)	67,800	1,454
MGI Pharma, Inc. (a)	189,800	7,283
Pharmaceutical Resources, Inc. (a)	281,200	20,409
Roche Holding AG (participation certificate)	195,670	17,640
		54,723
TOTAL HEALTH CARE		350,876
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
KVH Industries, Inc. (a)	441,058	13,911
Air Freight & Logistics - 0.2%
FedEx Corp.	123,700	8,993
Airlines - 0.5%
AMR Corp. (a)	1,339,000	17,179
Building Products - 0.0%
Trex Co., Inc. (a)	21,200	783
Commercial Services & Supplies - 1.7%
Career Education Corp. (a)	73,900	3,779
Corinthian Colleges, Inc. (a)	16,900	1,080
DeVry, Inc. (a)	1,206,200	33,038
Education Management Corp. (a)	16,100	1,088
Ionics, Inc. (a)	618,600	19,888
Strayer Education, Inc.	16,500	1,844
		60,717
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	171,900	$ 4,590
Dycom Industries, Inc. (a)	83,800	2,124
MasTec, Inc. (a)	43,600	579
Washington Group International, Inc. (a)	3,100	104
		7,397
Electrical Equipment - 0.3%
Baldor Electric Co.	128,400	2,786
Cooper Industries Ltd. Class A	140,300	7,527
Franklin Electric Co., Inc.	1,200	75
		10,388
Machinery - 0.8%
Ceradyne, Inc. (a)	19,600	837
CUNO, Inc. (a)	6,000	256
Dionex Corp. (a)	98,600	4,632
Donaldson Co., Inc.	32,700	1,914
JLG Industries, Inc.	38,200	575
Navistar International Corp. (a)	162,500	7,004
PACCAR, Inc.	59,800	4,797
Pall Corp.	264,050	6,765
Wabash National Corp. (a)	96,600	2,688
Zenon Environmental, Inc. (a)	77,300	1,067
		30,535
Marine - 0.5%
Alexander & Baldwin, Inc.	523,600	16,472
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	249,700	7,434
Guangshen Railway Co. Ltd. sponsored ADR	247,200	3,315
Landstar System, Inc. (a)	211,800	7,625
		18,374
Transportation Infrastructure - 0.0%
Cosco Pacific Ltd.	1,334,000	1,761
TOTAL INDUSTRIALS		186,510
INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 22.9%
ADC Telecommunications, Inc. (a)	1,690,804	4,159
Adtran, Inc.	1,219,000	80,235
Advanced Fibre Communications, Inc. (a)	469,000	10,482
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aspect Communications Corp. (a)	50,000	$ 736
Avaya, Inc. (a)	183,200	2,492
C-COR.net Corp. (a)	46,800	552
CIENA Corp. (a)	4,167,400	29,505
Cisco Systems, Inc. (a)	1,533,300	34,745
Comverse Technology, Inc. (a)	84,200	1,619
Corning, Inc. (a)	1,287,600	14,756
Emulex Corp. (a)	3,755,700	110,793
Foundry Networks, Inc. (a)	3,276,600	86,371
Juniper Networks, Inc. (a)	4,513,300	85,166
Lucent Technologies, Inc. (a)	2,860,800	9,155
Motorola, Inc.	1,353,600	19,005
Nokia Corp. sponsored ADR	515,700	9,272
Nortel Networks Corp. (a)	6,411,100	28,929
QLogic Corp. (a)	4,029,798	229,010
QUALCOMM, Inc.	126,300	5,627
Scientific-Atlanta, Inc.	541,400	15,636
Sonus Networks, Inc. (a)	2,022,900	18,489
Sycamore Networks, Inc. (a)	2,888,200	15,365
Telefonaktiebolaget LM Ericsson ADR (a)	1,096,700	17,810
		829,909
Computers & Peripherals - 1.3%
Dell, Inc. (a)	467,600	16,132
EMC Corp. (a)	420,500	5,778
Hutchinson Technology, Inc. (a)	131,000	4,267
Intergraph Corp. (a)	91,200	2,316
M-Systems Flash Disk Pioneers Ltd. (a)	41,500	805
Maxtor Corp. (a)	75,200	839
PalmOne, Inc. (a)	92,800	1,389
SanDisk Corp. (a)	204,700	16,552
UNOVA, Inc. (a)	15,200	364
		48,442
Electronic Equipment & Instruments - 1.4%
Agilysys, Inc.	24,500	276
Flir Systems, Inc. (a)	271,200	9,346
Hitachi Ltd. sponsored ADR	34,200	2,035
Leica Geosystems AG (a)	44,447	6,965
Molex, Inc.	39,800	1,280
PerkinElmer, Inc.	119,400	2,019
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Photon Dynamics, Inc. (a)	17,700	$ 722
Symbol Technologies, Inc.	520,800	7,265
Vishay Intertechnology, Inc. (a)	973,300	20,449
		50,357
Internet Software & Services - 2.1%
Ariba, Inc. (a)	208,400	659
Autobytel, Inc. (a)	30,700	297
CNET Networks, Inc. (a)	347,300	2,594
DoubleClick, Inc. (a)	1,998,578	19,086
eCollege.com (a)	98,800	2,193
FreeMarkets, Inc. (a)	485,100	2,925
InfoSpace, Inc. (a)	10,950	287
Netease.com, Inc. sponsored ADR (a)	198,900	9,271
RealNetworks, Inc. (a)	1,531,400	9,142
Sina Corp. (a)	2,900	102
Softbank Corp.	137,500	5,211
Yahoo!, Inc. (a)	533,547	22,932
		74,699
IT Services - 0.2%
Anteon International Corp. (a)	33,900	1,294
CACI International, Inc. Class A (a)	4,400	219
Cognizant Technology Solutions Corp. Class A (a)	46,500	2,133
eFunds Corp. (a)	18,400	319
Faith, Inc.	210	1,663
Infosys Technologies Ltd. sponsored ADR	11,700	972
Intrado, Inc. (a)	32,459	648
StarTek, Inc.	29,600	1,145
		8,393
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	21,050	1,338
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	1,770,200	31,828
Advantest Corp. sponsored ADR	202,600	3,697
Altera Corp. (a)	174,700	4,425
Analog Devices, Inc.	529,900	26,363
Applied Materials, Inc. (a)	851,800	20,699
Atmel Corp. (a)	1,046,300	7,042
Cypress Semiconductor Corp. (a)	257,700	5,767
Infineon Technologies AG sponsored ADR (a)	227,900	3,211
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	1,547,500	$ 51,733
Intersil Corp. Class A	1,058,700	27,960
KLA-Tencor Corp. (a)	237,500	13,920
Lam Research Corp. (a)	484,600	15,507
Linear Technology Corp.	117,000	5,047
Marvell Technology Group Ltd. (a)	197,700	7,807
Novellus Systems, Inc. (a)	176,700	7,732
Omnivision Technologies, Inc. (a)	15,100	984
PMC-Sierra, Inc. (a)	1,082,800	22,057
Silicon Laboratories, Inc. (a)	32,000	1,570
Siliconix, Inc. (a)	13,000	660
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	627,184	6,817
Teradyne, Inc. (a)	878,200	22,104
Texas Instruments, Inc.	1,030,200	30,659
Varian Semiconductor Equipment Associates, Inc. (a)	137,200	6,388
		323,977
Software - 2.6%
Adobe Systems, Inc.	119,800	4,950
Cadence Design Systems, Inc. (a)	2,003,000	33,510
Intervoice, Inc. (a)	13,800	144
Jack Henry & Associates, Inc.	303,900	6,297
Mentor Graphics Corp. (a)	1,271,400	18,626
MICROS Systems, Inc. (a)	13,100	567
MicroStrategy, Inc. Class A (a)	35,400	1,912
Midway Games, Inc. (a)	40,100	136
PalmSource, Inc. (a)	28,749	736
Red Hat, Inc. (a)	261,248	3,469
SAP AG sponsored ADR	216,900	8,361
Siebel Systems, Inc. (a)	1,013,880	13,363
Transaction Systems Architects, Inc. Class A (a)	34,700	683
		92,754
TOTAL INFORMATION TECHNOLOGY		1,429,869
MATERIALS - 3.5%
Construction Materials - 0.0%
Centex Construction Products, Inc.	35,300	2,069
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 3.5%
Cleveland-Cliffs, Inc. (a)	7,400	$ 286
Companhia Vale do Rio Doce sponsored ADR	674,000	29,514
Freeport-McMoRan Copper & Gold, Inc. Class B	162,400	7,069
Gibraltar Steel Corp.	5,600	137
Inco Ltd. (a)	793,000	27,130
Metal Management, Inc. (a)	61,400	1,526
Phelps Dodge Corp. (a)	626,500	39,896
POSCO sponsored ADR	220,800	6,591
Schnitzer Steel Industries, Inc. Class A	54,100	2,927
Steel Dynamics, Inc. (a)	7,600	152
Stillwater Mining Co. (a)	987,676	8,316
United States Steel Corp.	131,400	3,265
		126,809
TOTAL MATERIALS		128,878
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
General Communications, Inc. Class A (a)	27,600	242
NTL, Inc. (a)	117,114	7,631
Philippine Long Distance Telephone Co. sponsored ADR (a)	130,700	1,800
Qwest Communications International, Inc. (a)	1,359,900	4,977
		14,650
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	199,500	2,270
Crown Castle International Corp. (a)	197,600	2,452
KDDI Corp.	383	1,997
Nextel Communications, Inc. Class A (a)	576,900	14,613
SBA Communications Corp. Class A (a)	289,000	1,000
SpectraSite, Inc. (a)	42,500	1,492
Telephone & Data Systems, Inc.	146,800	9,204
Vimpel Communications sponsored ADR (a)	15,000	1,042
Vodafone Group PLC sponsored ADR	93,600	2,186
		36,256
TOTAL TELECOMMUNICATION SERVICES		50,906
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.6%
Electric Utilities - 1.4%
Allegheny Energy, Inc. (a)	421,500	$ 4,531
Edison International (a)	1,209,000	24,688
Huaneng Power International, Inc. sponsored ADR	20,100	1,168
PG&E Corp. (a)	757,900	19,038
TXU Corp.	93,500	2,070
		51,495
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	375,900	3,334
Calpine Corp. (a)	734,100	3,135
		6,469
TOTAL UTILITIES		57,964
TOTAL COMMON STOCKS (Cost $2,782,017)		3,546,934
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (d)	18,500	0
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	2,515	1,299
TOTAL PREFERRED STOCKS (Cost $1,610)		1,299
Convertible Bonds - 0.1%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Emulex Corp. 1.75% 2/1/07 (c)	$ 2,270	2,134
TOTAL CONVERTIBLE BONDS (Cost $2,270)		2,134
Money Market Funds - 4.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	82,978,488	$ 82,978
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	72,494,400	72,494
TOTAL MONEY MARKET FUNDS (Cost $155,472)		155,472
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,941,369)	3,705,839
NET OTHER ASSETS - (2.3)%	(84,806)
NET ASSETS - 100%	$ 3,621,033
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,134,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 319
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Cayman Islands	2.9%
Germany	1.6%
Canada	1.6%
Japan	1.3%
Others (individually less than 1%)	6.7%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $2,891,843,000 and $2,740,678,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $397,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $334,606,000 of which $58,846,000 and $275,760,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $68,910) (cost $2,941,369) - See accompanying schedule		$ 3,705,839
Receivable for investments sold		13,358
Receivable for fund shares sold		5,651
Dividends receivable		3,624
Interest receivable		73
Prepaid expenses		15
Other receivables		692
Total assets		3,729,252

Liabilities
Payable for investments purchased	$ 30,172
Payable for fund shares redeemed	2,619
Accrued management fee	2,320
Other affiliated payables	544
Other payables and accrued expenses	70
Collateral on securities loaned, at value	72,494
Total liabilities		108,219

Net Assets		$ 3,621,033
Net Assets consist of:
Paid in capital		$ 3,195,038
Undistributed net investment income		493
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(338,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		764,470
Net Assets, for 119,642 shares outstanding		$ 3,621,033
Net Asset Value, offering price and redemption price per share ($3,621,033 ÷ 119,642 shares)		$ 30.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends		$ 18,828
Special Dividends		2,332
Interest		1,128
Security lending		456
Total income		22,744

Expenses
Management fee Basic fee	$ 18,418
Performance adjustment	(915)
Transfer agent fees	5,354
Accounting and security lending fees	568
Non-interested trustees' compensation	12
Custodian fees and expenses	86
Registration fees	107
Audit	66
Legal	10
Miscellaneous	19
Total expenses before reductions	23,725
Expense reductions	(1,472)	22,253
Net investment income (loss)		491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	114,096
Foreign currency transactions	2
Total net realized gain (loss)		114,098
Change in net unrealized appreciation (depreciation) on: Investment securities	631,869
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		631,870
Net gain (loss)		745,968
Net increase (decrease) in net assets resulting from operations		$ 746,459

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 491	$ (10,316)
Net realized gain (loss)	114,098	(252,780)
Change in net unrealized appreciation (depreciation)	631,870	(24,484)
Net increase (decrease) in net assets resulting from operations	746,459	(287,580)
Share transactions Net proceeds from sales of shares	775,418	840,433
Cost of shares redeemed	(616,137)	(666,386)
Net increase (decrease) in net assets resulting from share transactions	159,281	174,047
Total increase (decrease) in net assets	905,740	(113,533)

Net Assets
Beginning of period	2,715,293	2,828,826
End of period (including undistributed net investment income of $493 and $0, respectively)	$ 3,621,033	$ 2,715,293
Other Information Shares
Sold	31,663	34,472
Redeemed	(25,300)	(27,273)
Net increase (decrease)	6,363	7,199

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 26.67	$ 40.51	$ 42.51	$ 25.27
Income from Investment Operations
Net investment income (loss) C	- D,F	(.09)	(.09)	(.17)	(.12)
Net realized and unrealized gain (loss)	6.30	(2.61)	(4.14)	5.50	19.30
Total from investment operations	6.30	(2.70)	(4.23)	5.33	19.18
Distributions from net realized gain	-	-	(9.61)	(7.33)	(1.94)
Net asset value, end of period	$ 30.27	$ 23.97	$ 26.67	$ 40.51	$ 42.51
Total Return A,B	26.28%	(10.12)%	(15.02)%	12.44%	81.31%
Ratios to Average Net Assets E
Expenses before expense reductions	.81%	1.07%	1.01%	.90%	.95%
Expenses net of voluntary waivers, if any	.81%	1.07%	1.01%	.90%	.95%
Expenses net of all reductions	.76%	1.02%	.98%	.89%	.93%
Net investment income (loss)	.02%	(.38)%	(.30)%	(.36)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,621	$ 2,715	$ 2,829	$ 3,368	$ 2,896
Portfolio turnover rate	97%	91%	85%	97%	116%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.02 per share.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 879,627
Unrealized depreciation	(120,079)
Net unrealized appreciation (depreciation)	759,548
Undistributed ordinary income	1,055
Capital loss carryforward	(334,606)

Cost for federal income tax purposes	$ 2,946,291

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $174 on sales of shares of the fund all of which was retained. Effective June 23, 2003, after 4:00 p.m. Eastern Standard Time, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,086 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,469 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $1, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of New Millennium (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of New Millennium. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Neal P. Miller (61)
Year of Election or Appointment: 1994 Vice President of New Millennium.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of New Millennium. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of New Millennium. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of New Millennium. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of New Millennium. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of New Millennium. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1992 Assistant Treasurer of New Millennium. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of New Millennium. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of New Millennium. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of New Millennium. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-UANN-0104
1.786711.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, the Fidelity Mt. Vernon Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Mt. Vernon Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 21, 2004